Restatement of Previously Issued Consolidated Financial Statements - Consolidated Balance Sheet (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes subscription receivable			$ 28,000	$ 33,000		$ 100,000
Total assets	$ 92,030,714	$ 24,691,085	30,552,544	4,959,231		6,863,001
SAFE Notes				15,546,127		10,783,385
Total liabilities	3,897,357	2,403,972	744,302	15,647,014		10,944,822
Stockholders' deficit	$ 88,133,357	$ 22,287,113	29,808,242	(10,790,623)	$ (7,186,709)	(4,081,821)	$ (1,311,303)	$ (123,717)	$ 460,262
As Previously Reported
Restatement of Previously Issued Consolidated Financial Statements
Total assets			30,524,544	4,926,231
SAFE Notes				20,463,632
Total liabilities			605,325	20,564,519
Stockholders' deficit			29,919,219	(15,638,288)		(8,513,101)	(4,559,033)	(2,618,613)	(630,192)
Adjustment
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes subscription receivable			28,000	33,000
Total assets			28,000	33,000
SAFE Notes				(4,917,505)
Total liabilities			138,977	(4,917,505)
Stockholders' deficit			$ (110,977)	$ 4,847,665		4,431,280	$ 3,247,730	$ 2,494,896	1,090,453
Wrong inputs and assumptions used in valuation models
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes									961,939
Total liabilities									990,933
Stockholders' deficit									454,869
Wrong inputs and assumptions used in valuation models | As Previously Reported
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes subscription receivable						110,000
Total assets						6,873,001
SAFE Notes						15,224,665			2,047,000
Total liabilities						15,386,102			2,075,994
Stockholders' deficit						(8,513,101)			(630,192)
Wrong inputs and assumptions used in valuation models | Adjustment
Restatement of Previously Issued Consolidated Financial Statements
SAFE Notes subscription receivable						(10,000)
Total assets						(10,000)
SAFE Notes						(4,441,280)			(1,085,061)
Total liabilities						(4,441,280)			(1,085,061)
Stockholders' deficit						$ 4,431,280			$ 1,085,061